Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Operating activities
Net loss before tax for the year	$ (1,854,840)	$ (2,829,485)
Adjustments for:
Interest expense		1,201,801
Interest income	(55,729)	(158,085)
Net gain on loan payable		(272,939)
Net foreign exchange loss (gain)	427,482	(40,950)
Net changes in non-cash working capital items:
Inventories	(12,398,031)
Prepaids and other receivables	65,610	(235,030)
Accounts payable and accrued liabilities	107,386	(143,597)
Cash used in operating activities	(13,708,122)	(2,478,285)
Investing activities
Investment in royalties		(3,684,362)
Acquisition of promissory note		(2,662,200)
Proceeds from repayment of promissory note		2,608,400
Interest received	62,037	150,821
Proceeds from sale of short-term investments	4,681,407
Investment in short-term investments	(726,711)	(998,583)
Restricted cash deposit		(752,250)
Cash generated from (used in) investing activities	4,016,733	(5,338,174)
Financing activities
Proceeds from common shares issued	5,415,057
Net proceeds from government loan payable		40,000
Transaction costs on modification of loan payable		(194,887)
Repayment of loan payable		(13,698,188)
Proceeds from private placement, net of issuance costs		3,350,001
Proceeds from initial public offering, net of agent's fees and issuance costs		28,600,625
Interest paid		(674,620)
Cash generated from financing activities	5,415,057	17,422,931
Effect of exchange rate changes on cash and cash equivalents	(346,348)
Net (decrease) increase in cash and cash equivalents	(4,622,680)	9,606,472
Cash and cash equivalents - Beginning of year	11,837,162	2,230,690
Cash and cash equivalents - End of year	$ 7,214,482	$ 11,837,162